Employment Contracts and Stock Compensation to Related Parties (Details Narrative) (10K) - USD ($)				3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 14, 2014	Jan. 08, 2013	Sep. 28, 2012	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2011
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross		738,916
Stock compensation expense						$ 603,000	$ 1,182,000	$ 2,259,000			$ 1,701,000
Stock options and shares granted						5,000,000
Unaccountable expense allowance
Restricted Stock [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross								100,000	103,000	101,000	1,100,000
Series I Preferred Stock [Member]
Related Party Transaction [Line Items]
Stock options and shares granted				400,000	200,000	200,000	1,200,000
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Accrued Bonuses, Current												$ 375,000
Bonus Amount Converted For Restricted Stock Shares		$ 300,000
Board of Directors Chairman [Member] | January 1 2014 [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross								100,000
Board of Directors Chairman [Member] | January 1 2015 [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross								100,000
Board of Directors Chairman [Member] | January 1 2015 One [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross								100,000
Board of Directors Chairman [Member] | January 1 2016 [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross								100,000
Board of Directors Chairman [Member] | January 1 2016 One [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross								100,000
Board of Directors Chairman [Member] | Series I Preferred Stock [Member]
Related Party Transaction [Line Items]
Accrued Bonuses, Current		$ 75,000
Mr. Caragol's [Member]
Related Party Transaction [Line Items]
Bonus Amount Converted For Restricted Stock Shares	$ 500,000
Officer Compensation Payment Description	agreement was further amended, lowering his salary to $200,000 per annum through the remaining term of the agreement in exchange for the issuance of 143 shares of Series I Preferred Stock.
Lowering salary per annum	$ 200,000
Officers Compensation								$ 275,000
Deferred salary until working capital is sufficient to fund payments								$ 75,000
Employment contract term								3 years
Stock options and shares granted								25,000,000
Unaccountable expense allowance				$ 25,000		$ 25,000		$ 25,000	$ 25,000
Mr. Caragol's [Member] | January 1, 2017 [Member]
Related Party Transaction [Line Items]
Stock options and shares granted						170,000		8,500,000
Mr. Caragol's [Member] | January 1, 2018 [Member]
Related Party Transaction [Line Items]
Stock options and shares granted						165,000		8,250,000
Mr. Caragol's [Member] | January 1, 2019 [Member]
Related Party Transaction [Line Items]
Stock options and shares granted						165,000		8,250,000
Mr. Caragol's [Member] | National Exchange [Member]
Related Party Transaction [Line Items]
Adjust salary value								$ 350,000
Mr. Caragol's [Member] | Series I Preferred Stock [Member]
Related Party Transaction [Line Items]
Number of remaining term of agreement for issuance	143
Mr. Probst [Member]
Related Party Transaction [Line Items]
Lowering salary per annum								200,000
Adjust salary value						$ 250,000		$ 250,000
Employment contract term						3 years		3 years
Stock options and shares granted						300,000		15,000,000
Mr. Probst [Member] | January 1, 2017 [Member]
Related Party Transaction [Line Items]
Stock options and shares granted						102,000		5,100,000
Mr. Probst [Member] | January 1, 2018 [Member]
Related Party Transaction [Line Items]
Stock options and shares granted						99,000		4,950,000
Mr. Probst [Member] | January 1, 2019 [Member]
Related Party Transaction [Line Items]
Stock options and shares granted						99,000		4,950,000
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Officers Compensation			$ 100,000
Accrued Compensation Expenses			404,423
Stock Compensation To Related Party Paid In Cash			$ 304,423
Cash paid								$ 231,223
Remaining outstanding amount accrued								$ 73,200	$ 73,200
Chief Financial Officer [Member] | Restricted Stock [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross			200,000